Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	3,513	2,557
Deposits	1,241	293
Total non-current assets	8,249	6,345
Current assets
Trade receivables	21	188
Other receivables	2,750	1,410
Prepayments	12,390	6,907
Income taxes receivable	1,491	778
Cash and cash equivalents	310,333	195,351
Total current assets	326,985	204,634
Total assets	335,234	210,979
Equity
Share capital	5,645	4,967
Distributable equity	298,560	182,244
Total equity	304,205	187,211
Current liabilities
Trade payables and other payables	31,021	23,768
Income taxes payable	8	0
Total liabilities	31,029	23,768
Total equity and liabilities	€ 335,234	€ 210,979